Equity - Monthly breakdown of shares purchased and the average price paid per share (Detail) - Treasury shares purchased during the year - £ / shares	1 Months Ended											12 Months Ended
	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2019
Disclosure of classes of share capital [line items]
Average price paid pence (in GBP per share)	£ 33.43	£ 32.47	£ 31.31	£ 30.33	£ 28.35	£ 27.34	£ 28.22	£ 27.47	£ 26.60	£ 26.79	£ 27.75	£ 29.24
Authorised purchases unutilised at month end (in shares)	151,409,441	155,109,469	163,920,251	175,551,963	198,198,209	198,294,209	199,639,094	208,498,860	219,920,757	231,652,038	240,617,853	151,409,441
Share buy- back programme
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme (in shares)	3,700,028	8,810,782	11,631,712	22,646,246	96,000	1,344,885	8,859,766	11,421,897	11,731,281	8,965,815	5,500,453	94,708,865
Total number of shares purchased (in shares)	3,700,028	8,810,782	11,631,712	22,646,246	96,000	1,344,885	8,859,766	11,421,897	11,731,281	8,965,815	5,500,453	94,708,865